Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deposits from banks [Line Items]
Non-interest bearing	€ 171	€ 177
Interest bearing	16,553	23,080
Deposits from banks	16,723	23,257
Netherlands
Disclosure of deposits from banks [Line Items]
Non-interest bearing	5	3
Interest bearing	5,845	7,803
Deposits from banks	5,850	7,806
Rest of the world
Disclosure of deposits from banks [Line Items]
Non-interest bearing	166	174
Interest bearing	10,707	15,277
Deposits from banks	€ 10,873	€ 15,451